Document And Entity Information	8 Months Ended
Nov. 22, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 22, 2011
Entity Registrant Name	ProShares Trust II
Entity Central Index Key	0001415311
Entity Filer Category	Large Accelerated Filer